UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 11
Form 13F Information Table Value Total: 168981
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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


F0RM13F INFORMATION TABLE

                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
ARUBA NETWORKS INC             	COM 	043176106      285	32661	 SH 	      SOLE 	   	   32661
CONSTANT CONTACT INC           	COM 	210313102      252	12720	 SH 	      SOLE 	   	   12720
GOOGLE INC                     	COM 	38259P508      632	1500	 SH 	      SOLE 	   	   1500
H + E EQUIP SVCS INC           	COM 	404030108      2233	238795	 SH 	      SOLE 	   	   238795
INFINERA CORP                  	COM 	45667G103      164	18004	 SH 	      SOLE 	   	   18004
INNOPHOS HLDGS INC             	COM 	45774N108      641	37980	 SH 	      SOLE 	   	   37980
ISHARES TR                     	COM 	464287234      105009	3258102	 SH 	      SOLE 	   	   3258102
ISHARES TR                     	COM 	464287465      8185	178664	 SH 	      SOLE 	   	   178664
SPDR TRUST                     	COM 	78462F103      50764	552258	 SH 	      SOLE 	   	   552258
STRATEGIC HOTELS + RESORTS INC 	COM 	86272T106      661	70520	 SH 	      SOLE 	   	   70520
TEXTRON INC                    	COM 	883203101      155	16000	 SH 	      SOLE 	   	   16000
